Stock-Based Compensation (Details)	6 Months Ended
Jun. 30, 2021 USD ($) $ / shares shares
Stock-Based Compensation (Details) [Line Items]
Sale of common stock (in Shares) | shares	723,008
Deferred stock based compensation	$ 1,372,435
Stock based compensation	36,473
Deferred compensation	1,335,962
Deferred compensation costs	$ 662,464
Minimum [Member]
Stock-Based Compensation (Details) [Line Items]
Price per share (in Dollars per share) | $ / shares	$ 104
Vesting term	2 years
Maximum [Member]
Stock-Based Compensation (Details) [Line Items]
Price per share (in Dollars per share) | $ / shares	$ 195
Vesting term	4 years